Other receivables (Details) ¥ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Mar. 31, 2022 CNY (¥) item	Sep. 30, 2021 CNY (¥) item	Mar. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥) item	Jan. 31, 2022 USD ($) item	Sep. 30, 2021 USD ($) item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Working Capital support to suppliers			¥ 17.5	¥ 80.0	$ 2,800,000			$ 12,384,000
Number of major suppliers				2				2
period of working capital support				1 year
Fixed annual interest rate				7.00%
Number of supplier			1
Interest receivables related to notes receivable			¥ 4.5		$ 700,000
Bankers Acceptance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of major suppliers	1	1				2	2
Amount of Bankers acceptance given			¥ 80.0			¥ 35.0	$ 5,418,000
Other receivables amount refunded.	¥ 20.0	$ 3,100,000
Number of supplier				3